Short Duration Income Portfolio
Short Duration Income Portfolio

Prospectus Supplement

June 21, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated June 21, 2019 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2019

Short Duration Income Portfolio (the "Fund")

Effective August 1, 2019, the Fund's primary benchmark index will change to the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index.

Effective August 1, 2019, the following is hereby added to the end of the first paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses":

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A shares of Morgan Stanley Institutional Fund Trust Liquid Assets Prime, Ultra-Short Income or Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $250,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary, on page 50 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Effective August 1, 2019, the table in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Shareholder Fees" is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Short Duration Income Portfolio	Class I Shares	Class A Shares	Class L	Class C	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	1.00%	none	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	none	1.00%	none

Effective August 1, 2019, each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Example" is hereby deleted and replaced with the following:

If you SOLD Your Shares
Expense Example	1 Year	3 Years	5 Years	10 Years
Short Duration Income Portfolio | Class A Shares | USD ($)	156	328	516	1,058

If You HELD Your Shares
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Short Duration Income Portfolio | Class A Shares | USD ($)	156	328	516	1,058

Effective August 1, 2019, the first paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, substantially all of the Fund's assets will be invested in investment grade fixed-income securities denominated in U.S. dollars. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Fund invests primarily in U.S. government securities, investment grade corporate bonds and mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average duration of approximately three years or less. With respect to corporate issuers, the Fund will not purchase securities with remaining maturities of more than 5.25 years.

Please retain this supplement for future reference.